Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Disclosures	Fair Value Disclosures
Recurring Fair Value Measurements

Accounting standards define fair value as the price that would be received on the measurement date to sell an asset or the price paid to transfer a liability in the principal or most advantageous market available to the entity in an orderly transaction between market participants, with a three-level measurement hierarchy:

•Level 1: Quoted prices for identical instruments in active markets
•Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets
•Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable

The following tables present fair value information for assets and liabilities measured at fair value on a recurring basis:

December 31, 2023 (Dollars in millions)	Total	Level 1	Level 2	Level 3	Netting Adjustments(1)
Assets:
Trading assets:
U.S. Treasury	$144	$—	$144	$—	$—
GSE	50	—	50	—	—
Agency MBS – residential	—	—	—	—	—
States and political subdivisions	760	—	760	—	—
Corporate and other debt securities	1,293	—	1,293	—	—
Loans	1,575	—	1,575	—	—
Other	510	461	49	—	—
Total trading assets	4,332	461	3,871	—	—
AFS securities:
U.S. Treasury	10,041	—	10,041	—	—
GSE	362	—	362	—	—
Agency MBS – residential	51,289	—	51,289	—	—
Agency MBS – commercial	2,248	—	2,248	—	—
States and political subdivisions	425	—	425	—	—
Non-agency MBS	2,981	—	2,981	—	—
Other	20	—	20	—	—
Total AFS securities	67,366	—	67,366	—	—
LHFS at fair value	852	—	852	—	—
Loans and leases	15	—	—	15	—
Loan servicing rights at fair value	3,378	—	—	3,378	—
Other assets:
Derivative assets	951	956	1,867	5	(1,877)
Equity securities	360	245	115	—	—
Total assets	$77,254	$1,662	$74,071	$3,398	$(1,877)
Liabilities:
Derivative liabilities	$2,597	$487	$4,171	$24	$(2,085)
Securities sold short	1,625	185	1,440	—	—
Total liabilities	$4,222	$672	$5,611	$24	$(2,085)

December 31, 2022 (Dollars in millions)	Total	Level 1	Level 2	Level 3	Netting Adjustments(1)
Assets:
Trading assets:
U.S. Treasury	$137	$—	$137	$—	$—
GSE	457	—	457	—	—
Agency MBS – residential	804	—	804	—	—
Agency MBS – commercial	62	—	62	—	—
States and political subdivisions	422	—	422	—	—
Corporate and other debt securities	761	—	761	—	—
Loans	1,960	—	1,960	—	—
Other	302	261	41	—	—
Total trading assets	4,905	261	4,644	—	—
AFS securities:
U.S. Treasury	10,295	—	10,295	—	—
GSE	303	—	303	—	—
Agency MBS – residential	55,225	—	55,225	—	—
Agency MBS – commercial	2,424	—	2,424	—	—
States and political subdivisions	416	—	416	—	—
Non-agency MBS	3,117	—	3,117	—	—
Other	21	—	21	—	—
Total AFS securities	71,801	—	71,801	—	—
LHFS at fair value	1,065	—	1,065	—	—
Loans and leases	18	—	—	18	—
Loan servicing rights at fair value	3,758	—	—	3,758	—
Other assets:
Derivative assets	684	472	1,980	1	(1,769)
Equity securities	898	796	102	—	—
Total assets	$83,129	$1,529	$79,592	$3,777	$(1,769)
Liabilities:
Derivative liabilities	$2,971	$364	$4,348	$37	$(1,778)
Securities sold short	1,551	114	1,437	—	—
Total liabilities	$4,522	$478	$5,785	$37	$(1,778)
(1)Refer to “Note 20. Derivative Financial Instruments” for additional discussion on netting adjustments.

At December 31, 2023 and December 31, 2022, investments totaling $459 million and $385 million, respectively, have been excluded from the table above as they are valued based on net asset value as a practical expedient. These investments primarily consist of certain SBIC funds.

The following discussion focuses on the valuation techniques and significant inputs for Level 2 and Level 3 assets and liabilities that are measured at fair value on a recurring basis.

Available for Sale and Trading Securities: Securities accounted for at fair value include both the available-for-sale and trading portfolios. The Company uses prices obtained from pricing services, dealer quotes, or recent trades to estimate the fair value of securities. The majority of AFS securities were priced by third-party vendors whereas trading securities are priced internally. The AFS securities and trading securities are subject to IPV. Management independently evaluates the fair values of AFS Securities and trading securities through comparisons to external pricing sources, review of additional information provided by the pricing service and other third-party sources for selected securities and back-testing to compare the price realized on any security sales to the pricing information received from the pricing service. Fair value measurements for trading securities are derived from observable market-based information including, but not limited to, overall market conditions, recent trades, comparable securities, broker quotes and FINRA’s Trade Reporting and Compliance Engine data when determining the value of a position. Security prices are also validated through actual cash settlement upon the sale of a security. As described by security type below, additional inputs may be used, or some inputs may not be applicable.

Trading loans: The Company has elected to measure trading loans at fair value. Trading loans are valued primarily using quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active by a third-party pricing service. Trading loans include:

•loans held in connection with the Company’s trading business primarily consisting of commercial and corporate leveraged loans;
•loans made or acquired in connection with the Company’s TRS business; and
•SBA loans guaranteed by the U.S. government for December 31, 2022 only.
U.S. Treasury securities: Treasury securities are valued using quoted prices in active over-the-counter markets.

GSE securities and agency MBS: GSE securities consist of debt obligations issued by U.S. Department of Housing and Urban Development, the FHLB, and other agencies, as well as securities collateralized by loans that are guaranteed by the SBA, and thus, are backed by the full faith and credit of the U.S. government. Agency MBS includes pass-through securities and CMOs issued by GSEs and U.S. government agencies, such as FNMA, FHLMC, and GNMA. Each security contains a guarantee by the issuing GSE or agency. GSE pass-through securities are valued using market-based pricing matrices that reference observable inputs including benchmark TBA security pricing and yield curves that were estimated based on U.S. Treasury yields and certain floating rate indices. The pricing matrices for these securities may also give consideration to pool-specific data supplied directly by the GSE. GSE CMOs are valued using market-based pricing matrices that are based on observable inputs including offers, bids, reported trades, dealer quotes and market research reports, the characteristics of a specific tranche, market convention prepayment speeds and benchmark yield curves as described above.

States and political subdivisions: The Company’s investments in U.S. states and political subdivisions include obligations of county and municipal authorities and agency bonds, which are general obligations of the municipality or are supported by a specified revenue source. Holdings are geographically dispersed, with no significant concentrations in any one state or municipality. Additionally, all municipal obligations are highly rated or are otherwise collateralized by securities backed by the full faith and credit of the federal government. These securities are valued using market-based pricing matrices that reference observable inputs including MSRB reported trades, issuer spreads, material event notices and benchmark yield curves.

Non-agency MBS: Non-agency MBS included purchased interests in third-party securitizations that have a high investment grade rating, and the pricing matrices for these securities were based on observable inputs including offers, bids, reported trades, dealer quotes and market research reports, the characteristics of a specific tranche, market convention prepayment speeds and benchmark yield curves as described above.

Corporate and other debt securities: These securities consist primarily of corporate bonds and commercial paper. Corporate bonds are senior and subordinated debt obligations of domestic corporations. The Company acquires commercial paper that is generally short-term in nature and highly rated. These securities are valued based on a review of quoted market prices for similar assets as well as through the various other inputs discussed previously.

LHFS: Certain mortgage loans that are originated to be sold to investors are carried at fair value. The fair value is primarily based on quoted market prices for securities backed by similar types of loans, adjusted for servicing, interest rate risk, and credit risk. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and changes in the fair value of servicing associated with the mortgage LHFS.

Loans and leases: Fair values for loans are based on a discounted cash flow methodology that considered credit loss expectations, market interest rates, and other market factors such as liquidity from the perspective of a market participant. The probability of default, loss given default, and prepayment assumptions are the key factors driving credit losses which are embedded into the estimated cash flows. These assumptions are informed by internal data on loan characteristics, historical loss experience, and current and forecasted economic conditions. The interest and liquidity component of the estimate was determined by discounting interest and principal cash flows through the expected life of each loan. The discount rates used for loans are based on current market rates for new originations of comparable loans and include adjustments for liquidity.

Loan servicing rights: Residential MSRs are valued using an OAS valuation model to project cash flows over multiple interest rate scenarios and then are discounted at risk-adjusted rates. The model considers portfolio characteristics, contractually specified servicing fees, prepayment assumptions, delinquency rates, late charges, other ancillary revenue, costs to service and other economic factors. Fair value estimates and assumptions are compared to industry surveys, recent market activity, actual portfolio experience and other observable market data. Commercial MSRs and other loan servicing rights are valued using a cash flow valuation model that calculates the present value of estimated future net servicing cash flows. The Company considers actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors that are determined based on current market conditions. Refer to “Note 9. Loan Servicing” for additional information on valuation techniques and inputs for loan servicing rights.

Derivative assets and liabilities: The Company holds derivative instruments for both trading and risk management purposes. These include exchange-traded futures or option contracts, OTC swaps, options, forwards, and interest rate lock commitments. The fair values of derivatives are determined based on quoted market prices and internal pricing models that use market observable assumptions for interest rates, foreign exchange, equity, and credit. The fair values of interest rate lock commitments, which are related to mortgage loan commitments and are categorized as Level 3, are based on quoted market prices adjusted for commitments that are not expected to fund and include the value attributable to the net servicing fees. Funding rates are based on the Company’s historical data. The fair value attributable to servicing is based on discounted cash flows, and is impacted by prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs, and underlying portfolio characteristics.
Equity securities: Equity securities primarily consist of exchange-traded securities and are valued using quoted prices in active markets.

Private equity investments: In many cases there are no observable market values for these investments, and therefore, management must estimate the fair value based on a comparison of the operating performance of the investee to multiples in the marketplace for similar entities. This analysis requires significant judgment, and actual values in a sale could differ materially from those estimated.

Securities sold short: Securities sold short represent debt securities sold short that are entered into as a hedging strategy for the purposes of supporting institutional and retail client trading activities. The fair value of securities sold short is determined in the same manner as trading securities.

Activity for Level 3 assets and liabilities is summarized below:

(Dollars in millions)	Loans and Leases	Loan Servicing Rights	Net Derivatives
Balance at January 1, 2021	$—	$2,023	$172
Total realized and unrealized gains (losses):
Included in earnings	(1)	233	(96)
Purchases	—	355	—
Issuances	—	715	305
Sales	—	(1)	—
Settlements	—	(741)	(393)
Acquisitions	24	49	—
Balance at December 31, 2021	23	2,633	(12)
Total realized and unrealized gains (losses):
Included in earnings	—	801	(323)
Purchases	—	321	—
Issuances	—	482	2
Sales	—	(9)	—
Settlements	(5)	(470)	297
Balance at December 31, 2022	18	3,758	(36)
Total realized and unrealized gains (losses):
Included in earnings	—	86	(36)
Purchases	—	123	—
Issuances	—	270	29
Sales	—	(531)	—
Settlements	(3)	(328)	24
Balance at December 31, 2023	$15	$3,378	$(19)
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2023	$—	$36	$(24)
Primary income statement location of realized gains (losses) included in earnings	Other income	Mortgage banking income	Mortgage banking income

Fair Value Option

The following table details the fair value and UPB of certain loans that were elected to be measured at fair value:

	December 31, 2023			December 31, 2022
(Dollars in millions)	Fair Value	UPB	Difference	Fair Value	UPB	Difference
Trading loans	$1,575	$1,664	$(89)	$1,960	$2,101	$(141)
Loans and leases	15	16	(1)	18	20	(2)
LHFS at fair value	852	828	24	1,065	1,056	9
Nonrecurring Fair Value Measurements

The following table provides information about certain assets measured at fair value on a nonrecurring basis still held as of period end. The carrying values represent end of period values, which approximate the fair value measurements that occurred on the various measurement dates throughout the period. These assets are considered to be Level 3 assets.

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Carrying value:
LHFS	$19	$271
Loans and leases	840	500
Other	454	120

The following table provides information about valuation adjustments for certain assets measured at fair value on a nonrecurring basis. The valuation adjustments represent the amounts recorded during the period regardless of whether the asset is still held at period end.

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Valuation adjustments:
LHFS	$(58)	$(9)	$(27)
Loans and leases	(894)	(420)	(455)
Other	(305)	(159)	(178)

LHFS with valuation adjustments in the table above consisted primarily of residential mortgages and commercial loans that were valued using market prices and measured at LOCOM. The table above excludes $409 million and $108 million of LHFS carried at cost at December 31, 2023 and December 31, 2022, respectively, that did not require a valuation adjustment during the period. Additionally, the table above excludes $98 million of charge-offs related to the student loan portfolio sale that occurred in the second quarter of 2023, which was previously provided for. The remainder of LHFS is carried at fair value.

Loans and leases consist of larger commercial loans and leases that are collateral-dependent and other secured loans and leases that have been charged-off to the fair value of the collateral. Valuation adjustments for loans and leases are primarily recorded in the Provision for credit losses in the Consolidated Statement of Income. Refer to “Note 1. Basis of Presentation” for additional discussion of individually evaluated loans and leases.

Other includes foreclosed real estate, other foreclosed property, ROU assets, premises and equipment, OREO, and held for sale operating leases, and consists primarily of residential homes, commercial properties, vacant lots, and automobiles. ROU assets are measured based on the fair value of the assets, which considers the potential for sublease income. The remaining assets are measured at LOCOM, less costs to sell.

Financial Instruments Not Recorded at Fair Value

For financial instruments not recorded at fair value, estimates of fair value are based on relevant market data and information about the instruments. Values obtained relate to trading without regard to any premium or discount that may result from concentrations of ownership, possible tax ramifications, estimated transaction costs that may result from bulk sales or the relationship between various instruments.

An active market does not exist for certain financial instruments. Fair value estimates for these instruments are based on current economic conditions and interest rate risk characteristics, loss experience and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the fair value estimates in many instances cannot be substantiated by comparison to independent markets. In addition, changes in assumptions could significantly affect these fair value estimates. Financial assets and liabilities not recorded at fair value are summarized below:

		December 31, 2023		December 31, 2022
(Dollars in millions)	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
HTM securities	Level 2	$54,107	$44,630	$57,713	$47,791
Loans and leases HFI, net of ALLL	Level 3	307,248	300,830	321,596	308,738
Financial liabilities:
Time deposits	Level 2	43,561	43,368	23,474	23,383
Long-term debt	Level 2	38,918	38,353	43,203	40,951

The carrying value of the RUFC, which approximates the fair value of unfunded commitments, was $295 million and $272 million at December 31, 2023 and December 31, 2022, respectively.